Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

A.	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value, according to valuation methods. Inputs for the assets and liabilities that are not based on observable market data (unobservable inputs) (Level 3).

The Company’s financial liability at fair value through profit or loss is the anti-dilution derivatives, classified as liabilities, and amounted to $28 and $68 as of December 31, 2020 and 2019, respectively.

The following table presents the assumptions that were used for the models as of December 31, 2020 and 2019:

	Ami Sagy*		US investors - 2019 agreement
	2020	2019	2020	2019
Probability	3%	3%	3%	3%

Expected volatility	71.19%	59.58%	70.78%	59.58%
Risk free interest rate	0.12%	1.62%	0.12%	1.62%
Expected term (years)	1.68	2.68	1.68	2.68

B.	Financial instruments in level 3

The following table presents the Level 3 anti-dilution instrument roll-forward:

	2020	2019
Opening balance as of beginning of year	$(68)	$(97)
Issuance	-	(100)
Exercise of anti-dilution derivatives	-	2,024
Gain (loss) from changes in fair value of financial instruments	40	(1,895)
Closing balance as of end of year	$(28)	$(68)

The following table presents the Level 3 warrants roll-forward:

2019
Opening balance as of beginning of year	$-
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year	$-